Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Borrowings

	December 31, 2015	December 31, 2014
Term Loan B facility	$411,292	$433,389
Credit facilities	194,569	153,349
Total borrowings	$605,861	$586,738
Less: Long-term unamortized discount	(2,464)	(3,459)
Less: Current portion of long-term debt, net	(23,336)	(16,435)
Less: Deferred financing costs, net	(5,319)	(7,305)
Long-term debt, net	$574,742	$559,539

Maturities of Long Term Debt

Year	Amount
2016	$26,416
2017	82,227
2018	421,093
2019	8,663
2020	20,162
2021 and thereafter	47,300
$605,861